REVENUE (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregated Revenues
The following table presents the Company's disaggregated revenues by similar types of products for the years ended December 31, 2021, December 31, 2020 and December 31, 2019:

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019

	(U.S. Dollars in thousands)
Fresh fruit	$982,652	$—	$—
Fresh packed vegetables	120,648	—	—
Value added vegetables	400,747	—	—
Diversified produce	4,730,080	4,221,899	4,067,025
Health foods and consumer goods	136,149	124,040	99,774
Commercial cargo and other services	84,126	—	—
	$6,454,402	$4,345,939	$4,166,799
The following table presents the Company's disaggregated revenues by channel for the years ended December 31, 2021, December 31, 2020 and December 31, 2019:

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019

Third party revenue:	(U.S. Dollars in thousands)
Retail	$3,970,101	$2,668,454	$2,386,697
Wholesale	1,913,961	1,252,547	1,252,562
Food service	365,931	311,317	421,312
Commercial cargo and other services	83,638	—	—
Revenue from equity method investments	120,771	113,621	106,228
Total revenue	$6,454,402	$4,345,939	$4,166,799